Fair Value Measurements - Loans Held for Sale Accounted under the Fair Value Option (Details) (Mortgages held-for-sale, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Current through 89 days delinquent - Fair Value	$ 676,906	$ 218,556
90 or more days delinquent - Fair Value	6,174	68
Total - Fair Value	683,080	218,624
Current through 89 days delinquent - UPB	653,938	212,693
90 or more days delinquent - UPB	7,630	68
Total - UPB	661,568	212,761
Gains on mortgage loans held for sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains from changes in estimated fair values	$ (7,635)	$ 3,528	$ 1,565